UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 99.5% †
Aerospace & Defense – 2.0%
General Dynamics Corp.	149,600	$33,046,640
Hexcel Corp.	226,132	14,605,866
Raytheon Co.	170,348	36,764,506
The Boeing Co.	64,239	21,062,683
		105,479,695
Air Freight & Logistics – 0.5%
FedEx Corp.	49,298	11,836,943
United Parcel Service Inc., Class B	157,046	16,436,434
		28,273,377
Airlines – 0.4%
Alaska Air Group Inc.	113,257	7,017,404
Southwest Airlines Co.	205,001	11,742,457
		18,759,861
Aluminum – 0.1%
Alcoa Corp.	87,953	3,954,367	(a)
Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp.	39,576	5,992,994
Application Software – 2.0%
Adobe Systems Inc.	84,258	18,206,469	(a)
Intuit Inc.	123,803	21,461,250
salesforce.com Inc.	580,571	67,520,407	(a)
		107,188,126
Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	84,405	12,486,876
BlackRock Inc.	42,364	22,949,426
		35,436,302
Automobile Manufacturers – 0.4%
General Motors Co.	513,822	18,672,291
Automotive Retail – 0.5%
AutoZone Inc.	39,689	25,745,857	(a)
Biotechnology – 3.5%
Alexion Pharmaceuticals Inc.	205,929	22,952,846	(a)
Biogen Inc.	279,632	76,568,834	(a)
Gilead Sciences Inc.	640,158	48,261,512
Vertex Pharmaceuticals Inc.	213,805	34,845,939	(a)
		182,629,131
Building Products – 0.4%
Allegion PLC	273,332	23,312,486
Cable & Satellite – 2.6%
Charter Communications Inc., Class A	188,801	58,758,647	(a)
Comcast Corp., Class A	2,352,054	80,369,685
		139,128,332
Communications Equipment – 0.6%
Cisco Systems Inc.	752,846	32,289,565
Consumer Finance – 0.6%
American Express Co.	206,901	19,299,725
Discover Financial Services	155,818	11,207,989
		30,507,714
Data Processing & Outsourced Services – 3.8%
Mastercard Inc., Class A	79,151	13,864,089
Visa Inc., Class A	1,549,748	185,380,856
		199,244,945

Diversified Banks – 5.0%
Bank of America Corp.	2,264,706	67,918,533
JPMorgan Chase & Co.	1,644,754	180,873,597
U.S. Bancorp	329,417	16,635,559
		265,427,689
Diversified Chemicals – 0.5%
DowDuPont Inc.	418,947	26,691,113
Electric Utilities – 1.5%
American Electric Power Company Inc.	185,630	12,732,362
Duke Energy Corp.	73,673	5,707,447
Edison International	105,338	6,705,817
Exelon Corp.	462,708	18,050,239
NextEra Energy Inc.	182,633	29,829,448
PG&E Corp.	157,023	6,898,020
		79,923,333

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.3%
Rockwell Automation Inc.	95,211	$16,585,756
Environmental & Facilities Services – 0.3%
Republic Services Inc.	256,722	17,002,698
Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.	60,389	7,046,792
Financial Exchanges & Data – 2.0%
CME Group Inc.	439,690	71,115,461
S&P Global Inc.	184,589	35,267,574
		106,383,035
Footwear – 0.6%
NIKE Inc., Class B	502,207	33,366,633
Gold – 0.1%
B2Gold Corp.	2,012,108	5,493,055	(a)
Healthcare Distributors – 0.4%
Henry Schein Inc.	300,771	20,214,819	(a)
Healthcare Equipment – 2.3%
Boston Scientific Corp.	3,026,939	82,695,973	(a)
Hologic Inc.	284,928	10,644,910	(a)
Medtronic PLC	338,766	27,175,809
		120,516,692
Healthcare Supplies – 0.6%
The Cooper Companies Inc.	132,676	30,357,596
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	186,799	12,601,461
Electronic Arts Inc.	88,343	10,710,705	(a)
		23,312,166
Home Improvement Retail – 1.0%
The Home Depot Inc.	296,973	52,932,467
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	133,349	18,132,797
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	177,578	15,799,115
Independent Power Producers & Energy Traders – 0.1%
NRG Energy Inc.	104,464	3,189,286
Industrial Conglomerates – 1.2%
Honeywell International Inc.	233,137	33,690,628
Roper Technologies Inc.	100,957	28,337,620
		62,028,248
Industrial Machinery – 2.5%
Ingersoll-Rand PLC	735,181	62,865,327
Xylem Inc.	888,554	68,347,574
		131,212,901
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	205,287	16,954,653
Integrated Oil & Gas – 2.7%
Chevron Corp.	799,953	91,226,640
Exxon Mobil Corp.	717,585	53,539,017
		144,765,657
Integrated Telecommunication Services – 0.5%
Verizon Communications Inc.	501,225	23,968,579
Internet & Direct Marketing Retail – 4.2%
Amazon.com Inc.	100,025	144,770,184	(a)
Booking Holdings Inc.	21,151	44,002,329	(a)
Netflix Inc.	104,969	31,002,594	(a)
		219,775,107
Internet Software & Services – 5.7%
Alphabet Inc., Class A	119,848	124,299,155	(a)
Alphabet Inc., Class C	70,455	72,694,764	(a)
Facebook Inc., Class A	667,569	106,670,851	(a)
		303,664,770
Investment Banking & Brokerage – 3.1%
The Charles Schwab Corp.	1,471,563	76,845,020
The Goldman Sachs Group Inc.	348,756	87,837,686
		164,682,706
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	105,923	16,259,181
International Business Machines Corp.	143,375	21,998,026
		38,257,207

GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Life & Health Insurance – 0.5%
Lincoln National Corp.	113,122	$8,264,693
Prudential Financial Inc.	169,867	17,589,728
		25,854,421
Life Sciences Tools & Services – 0.9%
Illumina Inc.	42,789	10,116,175	(a)
IQVIA Holdings Inc.	241,000	23,644,510	(a)
Thermo Fisher Scientific Inc.	63,761	13,164,096
		46,924,781
Managed Healthcare – 1.6%
Humana Inc.	99,626	26,782,458
UnitedHealth Group Inc.	266,169	56,960,166
		83,742,624
Metal & Glass Containers – 0.2%
Ball Corp.	281,309	11,170,780
Movies & Entertainment – 2.1%
The Walt Disney Co.	855,841	85,960,670
Time Warner Inc.	271,430	25,671,849
		111,632,519
Multi-Line Insurance – 0.2%
American International Group Inc.	164,729	8,964,552
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	331,960	66,219,381	(a)
Multi-Utilities – 1.1%
Dominion Energy Inc.	127,354	8,587,480
Sempra Energy	446,609	49,671,853
		58,259,333
Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	976,886	63,282,675
Oil & Gas Exploration & Production – 1.6%
Concho Resources Inc.	73,435	11,039,484	(a)
ConocoPhillips	290,212	17,206,670
Diamondback Energy Inc.	243,889	30,856,836	(a)
EOG Resources Inc.	147,149	15,490,375
Pioneer Natural Resources Co.	56,245	9,661,766
		84,255,131
Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.	172,455	15,998,650
Packaged Foods & Meats – 1.6%
Mondelez International Inc., Class A	1,320,192	55,091,612
The Kraft Heinz Co.	477,967	29,772,565
		84,864,177
Paper Packaging – 0.2%
Packaging Corporation of America	117,758	13,271,327
Pharmaceuticals – 5.2%
Allergan PLC	496,308	83,523,673
Johnson & Johnson	677,818	86,862,377
Mylan N.V.	804,444	33,118,960	(a)
Pfizer Inc.	1,980,756	70,297,030
		273,802,040
Property & Casualty Insurance – 1.2%
Chubb Ltd.	451,647	61,771,760
The Allstate Corp.	38,927	3,690,280
		65,462,040
Railroads – 0.5%
Union Pacific Corp.	202,770	27,258,371
Regional Banks – 1.6%
First Republic Bank	916,308	84,859,284
Research & Consulting Services – 0.1%
Verisk Analytics Inc.	46,889	4,876,456	(a)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.

	Number of Shares	Fair Value
Restaurants – 1.6%
McDonald’s Corp.	166,118	$25,977,533
Starbucks Corp.	980,548	56,763,924
		82,741,457
Semiconductor Equipment – 2.3%
Applied Materials Inc.	1,983,800	110,319,118
Lam Research Corp.	68,587	13,934,135
		124,253,253
Semiconductors – 3.2%
Broadcom Ltd.	450,799	106,230,784
Intel Corp.	484,065	25,210,105
NVIDIA Corp.	103,720	24,020,515
QUALCOMM Inc.	226,670	12,559,785
		168,021,189
Soft Drinks – 2.5%
PepsiCo Inc.	1,211,959	132,285,325
Specialized REITs – 0.7%
American Tower Corp.	240,187	34,908,779
Specialty Chemicals – 1.3%
Albemarle Corp.	488,917	45,342,162
GCP Applied Technologies Inc.	230,957	6,709,301	(a)
The Sherwin-Williams Co.	39,982	15,677,742
		67,729,205
Specialty Stores – 0.2%
Signet Jewelers Ltd.	88,626	3,413,873
Ulta Salon Cosmetics & Fragrance Inc.	36,133	7,380,888	(a)
		10,794,761
Steel – 0.1%
Steel Dynamics Inc.	73,326	3,242,476
Systems Software – 5.1%
Microsoft Corp.	2,275,684	207,701,679
Oracle Corp.	699,737	32,012,968
Proofpoint Inc.	279,674	31,784,950	(a)
		271,499,597
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc.	1,166,591	195,730,638
Hewlett Packard Enterprise Co.	290,788	5,100,421
		200,831,059
Tobacco – 1.1%
Philip Morris International Inc.	568,744	56,533,154
Trading Companies & Distributors – 1.2%
United Rentals Inc.	373,401	64,497,555	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	170,867	10,429,722	(a)
Total Common Stock (Cost $4,219,151,392)		5,262,765,987

Short-Term Investments – 0.6%
Time Deposit – 0.6%
State Street Corp.
0.28% 04/02/18 (Cost $32,589,245)	$32,589,245	32,589,245	(b)
Total Investments (Cost $4,251,740,637)		5,295,355,232
Liabilities in Excess of Other Assets, net – (0.1)%		(4,867,707)

NET ASSETS – 100.0%		$5,290,487,525

GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,262,765,987	$—	$—	$5,262,765,987
	Short-Term Investments	—	32,589,245	—	32,589,245

	Total Investments in Securities	$5,262,765,987	$32,589,245	$—	$5,295,355,232

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Corporation (TimeDeposit)	172,823,564	$172,823,564	$6,068,204,067	$6,208,438,386	$—	$—	32,589,245	$32,589,245	$49,719

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended March 31, 2018.

Income Taxes

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$4,267,060,824	$1,122,883,121	$(94,588,713)	$1,028,294,408

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: May 21, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: May 21, 2018